Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
MainStay Intermediate Term Bond Fund (Prospectus Summary) | MainStay Intermediate Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay Intermediate Term Bond Fund
Supplement Text	ck0001469192_SupplementTextBlock

THE MAINSTAY GROUP OF FUNDS

MainStay Intermediate Term Bond Fund

Supplement dated December 13, 2013 (“Supplement”) to the Summary Prospectus

dated July 1, 2013, and the Prospectus dated February 28, 2013, as supplemented

At a meeting held on December 10-11, 2013, the Fund's Board of Trustees approved a proposal to change the Fund's name and modify the Principal Investment Strategies. Accordingly, effective February 28, 2014, the following changes will take effect:

Fund Name Change

The Fund will be named the “MainStay Total Return Bond Fund.”

Changes to Principal Investment Strategies

The second and third sentences of the first paragraph of the section entitled “Principal Investment Strategies” are deleted and replaced with the following:

The Fund will generally seek to maintain a weighted average duration within 2.5 years (plus or minus) of the duration of the Barclays U.S. Aggregate Bond Index. Duration is a measure used to determine the sensitivity of a security/portfolio to changes in interest rates. The longer the duration of a security/portfolio, the more sensitive it will be to changes in interest rates.

The first and second paragraphs of the sub-section entitled “Investment Process” are deleted and replaced with the following:

Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the Subadvisor in managing the Fund and determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector. Duration adjustments are based on a set of investment decisions that take into account a broad range of economic, fundamental and technical indicators.

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Changes to Principal Investment Strategies

The second and third sentences of the first paragraph of the section entitled “Principal Investment Strategies” are deleted and replaced with the following:

The Fund will generally seek to maintain a weighted average duration within 2.5 years (plus or minus) of the duration of the Barclays U.S. Aggregate Bond Index. Duration is a measure used to determine the sensitivity of a security/portfolio to changes in interest rates. The longer the duration of a security/portfolio, the more sensitive it will be to changes in interest rates.

The first and second paragraphs of the sub-section entitled “Investment Process” are deleted and replaced with the following:

Fundamental economic cycle analysis, credit quality and interest rate trends are the principal factors considered by the Subadvisor in managing the Fund and determining whether to increase or decrease the emphasis placed upon a particular type of security or industry sector. Duration adjustments are based on a set of investment decisions that take into account a broad range of economic, fundamental and technical indicators.

Supplement Closing	ck0001469192_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.